Cryptocurrencies - Schedule of Additional Information in USDT Cryptocurrency (Detail) - USDT [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2023
Schedule Of Additional Information In USD Tether Cryptocurrency [Line Items]
Opening balance	¥ 0	¥ 0
Collection of USDT from sales of mining products	125,242	0
Exchange of USDT into USDC	(43,525)	0
Exchange of USDT into USD	(1,786)	0
Exchange of USDT into ETH	(49,771)	0
Payment of services fees and other expenses	(352)	0
Changes in fair value of USDT	(42)	0
Foreign exchange gain	313	0
Ending balance	¥ 30,079	¥ 0